ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 1,342,172		¥ 819,999
Less: allowance for expected credit losses	(79,952)		(54,972)
Total accounts receivable, net	¥ 1,262,220	$ 180,495	¥ 765,027	¥ 524,818	¥ 485,044